CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Abstract]
Schedule showing break-down of the Company's total long-term investments
	Accounting Method	December 31, 2014	December 31, 2013
		(in thousands)
Cortina	Cost Method	$—	$3,348
GCT Semiconductor, Inc.	Cost Method	811	811
Xalted Networks	Cost Method	—	22
SBI	Cost Method	1,560	1,900
Investment using Cost Method Total		2,371	6,081
ACELAND	Equity Method	2,109	2,109
UiTV	Equity Method	—	5,308
Shareholder Loan to ACELAND	Equity Method	7,119	7,119
Investment using Equity Method Total		9,228	14,536
UiTV	Available for sale	20,000	25,971
AioTV	Available for sale	8,000	8,000
UTStarcom Hong Kong Holdings Ltd	Available for sale	20,200	20,000
Investments Classified as available-for-sale Total		48,200	53,971
Total Investment		$59,799	$74,588

CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Summary of condensed financial information of iTV Media
	Condensed Year Ended December 31, 2014	Condensed Year Ended December 31, 2013	Condensed Year Ended December 31, 2012
	(In thousands)	(In thousands)	(In thousands)
Operating data:
Revenue	$7,460	$1,984	$165
Gross profit	$(116)	$(3,164)	$(1,835)
Loss from operations	$(12,087)	$(16,354)	$(13,210)
Net loss	$(15,469)	$(18,170)	$(13,460)
Net loss attributable to UTStarcom Holdings Corp.	$(13,744)	$(15,942)	$(12,797)

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(In thousands)	(In thousands)	(In thousands)
Balance sheet data:
Current assets	$6,582	$8,712	$4,849
Long-term assets	$10,062	$37,538	$30,151
Current liabilities	$(48,759)	$(1,384)	$(5,325)
Long-term liabilities	$(1,240)	$(56,047)	$(23,371)
Non-controlling interests	$4,570	$2,822	$584

Summary of available-for-sale investments:
	Cost	Impairment charges and equity losses	Estimated fair value
	(in thousands)
Convertible bonds of privately-held company	$55,113	$9,142	$45,971
Preferred convertible shares of privately-held company	8,000	—	8,000
Total available-for-sale investments	$63,113	$9,142	$53,971
	Cost	Impairment charges and equity losses	Unrealized gain	Estimated fair value
		(in thousands)
Securities of a public company	$1,826	$—	$473	$2,299
Convertible bonds of privately-held company	45,971	5,971	200	40,200
Preferred convertible shares of privately-held company	8,000	—	—	8,000
Total available-for-sale investments	$55,797	$5,971	$673	$50,499

Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy
	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2014
Short-term investments	$2,299	$—	$—	$2,299
Long-term investments	$—	$—	$48,200	$48,200
As of December 31, 2013
Short-term investments	$—	$—	$—	$—
Long-term investments	$—	$—	$53,971	$53,971

Schedule of changes in financial assets using unobservable inputs (Level 3)
Amount In thousands
As of December 31, 2012	$31,000
Invested in Convertible bonds	32,113
Less: Impairment Charges	(9,142)
As of December 31, 2013	53,971
Invested in Convertible bonds	—
Less: Share of loss from Associates	(3,570)
Less: Impairment Charges	(2,401)
Add: Unrealized gain	200
As of December 31, 2014	$48,200

AioTV [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Schedule of significant inputs for the valuation model used to estimate fair value of investments
Years Ended December 31 2014
Total fair value of invested capital as at valuation date (in thousands)	11,954
Risk free rate of interest	1.7%
Dividend yield	0.0%
Expiration date	2017/11/14
Volatility	55.5%

UTStarcom Hong Kong Holdings Ltd. [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Schedule of significant inputs for the valuation model used to estimate fair value of investments
Years Ended December 31 2014
Total fair value of invested capital as at valuation date (in thousands)	37,000
Risk free rate of interest	1.69%
Dividend yield	4%
Maturity date	2017/8/30
Volatility	49%

UiTV Media Inc [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Schedule of significant inputs for the valuation model used to estimate fair value of investments
Years Ended December 31 2014
Total fair value of invested capital as at valuation date (in thousands)	20,000